UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02280 )

Exact name of registrant as specified in charter: Putnam Convertible Income-Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:
Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust
The fund's portfolio
7/31/06 (Unaudited)

CONVERTIBLE BONDS AND NOTES (67.8%)(a)
	Principal
	amount	Value

Aerospace and Defense (3.4%)
AAR Corp. 144A cv. sr. notes 1 3/4s, 2026	$3,500,000	$3,535,000
Armor Holdings, Inc. cv. sr. sub. notes stepped-coupon
2s (zero %, 11/1/11) 2024 (STP)	4,000,000	4,625,000
Lockheed Martin Corp. cv. sr. notes FRN 4.92s, 2033	11,900,000	14,253,820
		22,413,820

Airlines (1.3%)
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025	9,800,000	8,611,750

Automotive (2.3%)
ArvinMeritor, Inc. 144A cv. unsec. sr. notes
stepped-coupon 4 5/8s (zero %, 3/1/16) 2026 (STP)	6,850,000	7,149,688
United Auto Group, Inc. 144A cv. sr. sub. notes
3 1/2s, 2026	7,800,000	8,414,250
		15,563,938

Biotechnology (5.7%)
Amgen, Inc. 144A cv. sr. notes 3/8s, 2013	10,000,000	9,800,000
Amylin Pharmaceuticals, Inc. cv. sr. notes 2 1/2s, 2011	740,000	1,167,350
Amylin Pharmaceuticals, Inc. 144A cv. sr. notes
2 1/2s, 2011	2,500,000	3,943,750
Connetics Corp. 144A cv. sr. notes 2s, 2015	4,000,000	3,330,000
Cubist Pharmaceuticals, Inc. cv. sub. notes 2 1/4s,
2013	6,000,000	6,000,000
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	2,000,000	1,642,500
Genzyme Corp. (General Division) cv. sr. notes 1 1/4s,
2023	7,900,000	8,680,125
MGI Pharma, Inc. 144A cv. sr. sub. notes
stepped-coupon 1.682s (zero %, 3/2/11) 2024 (STP)	5,350,000	3,337,060
		37,900,785

Broadcasting (1.1%)
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	8,010,000	7,038,788

Building Materials (1.0%)
Masco Corp. cv. sr. notes Ser. B, zero %, 2031	14,600,000	6,697,750

Cable Television (0.8%)
Charter Communications, Inc. 144A cv. sr. notes
5 7/8s, 2009	6,600,000	5,511,000

Commercial and Consumer Services (0.5%)
Euronet Worldwide, Inc. 144A cv. debs. 3 1/2s, 2025	3,400,000	3,306,500

Communications Equipment (1.0%)
Andrew Corp. cv. sub. notes 3 1/4s, 2013	6,700,000	6,440,375

Components (0.4%)
Coherent, Inc. 144A cv. sub. bonds 2 3/4s, 2011	2,500,000	2,653,125

Computers (3.7%)
Anixter International, Inc. cv. Liquid Yield Option
Notes (LYON) Ser. * zero %, 2033	11,500,000	9,588,125
Cray, Inc. cv. sr. sub. notes 3s, 2024	2,000,000	1,870,000
Cray, Inc. 144A cv. sr. sub. notes 3s, 2024	4,600,000	4,301,000
Gateway, Inc. 144A cv. sr. notes 2s, 2011	2,400,000	1,731,000
Gateway, Inc. 144A cv. sr. notes 1 1/2s, 2009	2,500,000	1,968,750
Open Solutions, Inc. 144A cv. sr. sub. notes
stepped-coupon 1.467s (zero %, 2/2/12) 2035 (STP)	4,000,000	2,455,000
SafeNet, Inc. 144A cv. sub. notes 2 1/2s, 2010	3,000,000	2,726,250
		24,640,125

Conglomerates (1.5%)
Tyco International Group SA cv. unsub. sr. company
guaranty 3 1/8s, 2023 (Luxembourg)	8,100,000	10,135,125

Consumer Services (0.6%)
FTI Consulting, Inc. 144A cv. sr. sub. notes 3 3/4s,
2012	3,600,000	3,973,500

Electric Utilities (1.0%)
CenterPoint Energy, Inc. cv. unsec. sub notes FRN 2s,

2029	204,900	6,601,878

Electrical Equipment (0.7%)
WESCO International, Inc. 144A cv. debs. Ser. B,
2 5/8s, 2025	2,900,000	4,418,875

Electronics (6.4%)
Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	7,300,000	7,217,875
Flextronics International, Ltd. cv. sub. notes 1s,
2010 (Singapore)	6,800,000	6,638,500
Intel Corp. 144A cv. sub. bonds 2.95s, 2035	10,700,000	8,907,750
Liberty Media Corp. cv. sr. notes 3 1/2s, 2031	6,900,000	6,986,250
LSI Logic Corp. cv. sub. notes 4s, 2010	6,600,000	6,608,250
Vishay Intertechnology, Inc. 144A cv. sub. notes
3 5/8s, 2023	6,600,000	6,575,250
		42,933,875

Energy (1.7%)
Cal Dive International, Inc. 144A cv. sr. notes
3 1/4s, 2025	3,800,000	5,590,750
Pride International, Inc. cv. sr. notes 3 1/4s, 2033	4,700,000	6,039,500
		11,630,250

Entertainment (1.2%)
Lions Gate Entertainment Corp. 144A cv. sr. bonds
3 5/8s, 2025 (Canada)	5,800,000	5,212,750
Regal Entertainment Group 144A cv. notes 3 3/4s, 2008	2,300,000	3,067,625
		8,280,375

Financial (1.0%)
PMI Group, Inc. (The) cv. debs. 2 1/2s, 2021	6,400,000	6,472,000

Gaming & Lottery (0.8%)
Scientific Games Corp. 144A cv. company guaranty 3/4s,
2024	4,400,000	5,505,500

Health Care Services (3.3%)
Manor Care, Inc. cv. sr. notes stepped-coupon 2 1/8s
(1 7/8s, 8/10/10) 2035 (STP)	8,000,000	9,410,000
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	10,670,000	9,683,025
Per-Se Technologies, Inc. 144A cv. notes 3 1/4s, 2024	2,200,000	3,223,000
		22,316,025

Lodging/Tourism (0.9%)
Hilton Hotels Corp. 144A cv. notes 3 3/8s, 2023	5,100,000	5,973,375

Manufacturing (1.0%)
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	7,000,000	6,790,000

Media (1.1%)
Walt Disney Co. (The) cv. sr. notes 2 1/8s, 2023	6,800,000	7,522,500

Medical Technology (3.1%)
Atherogenics, Inc. 144A cv. sr. notes 1 1/2s, 2012	3,720,000	2,836,500
Cytyc Corp. 144A cv. sr. notes 2 1/4s, 2024	3,650,000	3,741,250
EPIX Medical, Inc. cv. sr. notes 3s, 2024	3,300,000	2,297,625
EPIX Medical, Inc. 144A cv. sr. notes 3s, 2024	4,300,000	2,993,875
Medtronic, Inc. 144A cv. sr. notes 1 5/8s, 2013	8,500,000	8,574,375
		20,443,625

Oil & Gas (2.7%)
Devon Energy Corp. cv. debs. 4.9s, 2008	11,900,000	15,023,750
McMoran Exploration Co. 144A cv. notes 6s, 2008	2,300,000	3,220,000
		18,243,750

Pharmaceuticals (4.5%)
Alza Corp. cv. sub. debs. zero %, 2020	11,400,000	9,789,750
New River Pharmaceuticals, Inc. 144A cv. sub. notes
3 1/2s, 2013	4,000,000	3,920,000
Watson Pharmaceuticals, Inc. cv. debs. 1 3/4s, 2023	9,100,000	7,985,250
Wyeth cv. unsec. sr. notes FRN 5.109s, 2024	8,100,000	8,610,300
		30,305,300

Railroads (1.0%)
CSX Corp. cv. sr. unsub. debs. zero %, 2021	5,800,000	6,438,000

Retail (3.7%)
Dick's Sporting Goods, Inc. cv. sr. notes
stepped-coupon 1.606s (zero %, 2/18/09) 2024 (STP)	4,400,000	3,212,000
Men's Wearhouse, Inc. (The) cv. sr. notes 3 1/8s, 2023	5,000,000	6,018,750

Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	10,085,000	3,819,694
Nash Finch Co. 144A cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	8,500,000	3,219,375
Pantry, Inc. (The) 144A cv. sub. notes 3s, 2012	2,600,000	3,185,000
TJX Companies, Inc. (The) cv. LYON zero %, 2021	3,700,000	3,066,375
TJX Companies, Inc. (The) 144A cv. LYON zero %, 2021	2,900,000	2,403,375
		24,924,569

Semiconductor Production Equipment (0.9%)
Kulicke & Soffa Industries, Inc. cv. sub. notes 1/2s,
2008	7,300,000	6,168,500

Software (1.2%)
Red Hat, Inc. cv. sub. debs. 1/2s, 2024	7,100,000	7,792,250

Technology (1.0%)
ON Semiconductor Corp. cv. company guaranty Class B,
zero %, 2024	7,500,000	6,684,375

Technology Services (2.7%)
DST Systems, Inc. 144A cv. sr. notes Ser. A, 4 1/8s,
2023	5,000,000	6,350,000
Fair Isaac Corp. 144A cv. sr. notes 1 1/2s, 2023	3,200,000	3,176,000
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	10,500,000	8,203,125
		17,729,125

Telecommunications (3.6%)
American Tower Corp. cv. sr. notes 3s, 2012	4,300,000	7,530,375
Dobson Communications Corp. 144A cv. sr. notes 1 1/2s,
2025	7,000,000	6,641,250
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	3,000,000	2,876,250
NII Holdings, Inc. 144A cv. sr. unsec. notes 2 3/4s,
2025	5,500,000	7,026,250
		24,074,125

Waste Management (1.0%)
Waste Connections, Inc. cv. sr. notes 3 3/4s, 2026	4,900,000	4,826,500
Waste Connections, Inc. 144A cv. sr. notes 3 3/4s, 2026	2,000,000	1,970,000
		6,796,500

Total convertible bonds and notes (cost $440,232,678)		$452,931,353

CONVERTIBLE PREFERRED STOCKS (26.3%)(a)
	Shares	Value

Banking (3.0%)
Marshall & Ilsley Corp. $1.625 cv. pfd.	322,900	$8,711,842
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	210,500	11,657,490
		20,369,332

Broadcasting (0.5%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	88,000	3,872,000

Chemicals (0.8%)
Huntsman Corp. $2.50 cv. pfd.	151,375	5,411,656

Electric Utilities (1.0%)
Entergy Corp. $3.813 cv. pfd.	125,000	6,515,625

Financial (2.1%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	148	13,704,264

Forest Products and Packaging (1.1%)
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.	326,900	7,396,113

Insurance (6.5%)
Alleghany Corp. 5.75% cv. pfd.	24,023	6,657,374
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.	418,900	13,404,800
Conseco, Inc. $1.375 cum. cv. pfd.	267,500	7,255,938
IPC Holdings, Ltd. 7.25% cv. pfd. (Bermuda)	124,300	3,371,638
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	226,400	6,395,800
Travelers Property Casualty Corp. $1.125 cv. pfd.	263,500	6,471,560
		43,557,110

Investment Banking/Brokerage (1.6%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.	138,000	6,710,250

Merrill Lynch & Co., Inc. Ser. JNC, 6.75% cv. pfd.			102,940	4,278,186
				10,988,436

Metals (1.5%)
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.			7,800	9,729,525

Natural Gas Utilities (2.1%)
El Paso Corp. 144A 4.99% cv. pfd.			6,550	8,890,806
Southern Union Co. $2.50 cv. pfd.			92,700	4,913,100
				13,803,906

Oil & Gas (2.3%)
Chesapeake Energy Corp. 6.25% cv. pfd.			54,515	15,134,727

Power Producers (1.0%)
NRG Energy, Inc. 5.75% cv. pfd. (acquired various
dates from 1/25/06 to 1/26/06, cost $6,736,468) (RES)			26,900	6,748,538

Real Estate (1.3%)
Simon Property Group, Inc. $3.00 cv. pfd.			122,200	8,554,000

Retail (0.5%)
Rite Aid Corp. $1.375 cum. cv. pfd.			142,200	3,340,278

Tobacco (1.0%)
Universal Corp. 6.75% cv. pfd.			6,888	6,723,549

Total convertible preferred stocks (cost $171,550,277)				$175,849,059

COMMON STOCKS (1.7%)(a)
			Shares	Value
Masco Corp. (S)			106,400	$2,844,072
U.S. Bancorp			220,600	7,059,200
Viceroy Acquisition Corp. (NON)			200,000	1,500,000

Total common stocks (cost $11,544,641)				$11,403,272

UNITS (1.3%)(a)
			Units	Value
Acquicor Technology, Inc. (NON)			325,000	$2,037,750
Elf Special Financing, Ltd. 144A cv. units FRN, Ser.
B, 5.62s, 2009 (Cayman Islands)			65	6,508,125

Total units (cost $8,441,598)				$8,545,875

WARRANTS (0.1%)(a)(NON) (cost $66,000)
	Expiration date	Strike price	Warrants	Value
Viceroy Acquisition Corp.	7/12/10	$6.00	200,000	$360,000

SHORT-TERM INVESTMENTS (4.5%)(a)
			Principal	Value
			amount/shares
Interest in $521,000,000 joint tri-party repurchase
agreement dated July 31, 2006 with UBS Securities, LLC
due August 1, 2006 with respect to various U.S.
Government obligations -- maturity value of $6,941,018
for an effective yield of 5.28% (collateralized by
Fannie Mae and Freddie Mac securities with yields
ranging from 3.50% to 12.00% and due dates ranging
from July 1, 2007 to July 1, 2036, valued at
$531,422,424)			$6,940,000	$6,940,000
Putnam Prime Money Market Fund (e)			20,684,261	20,684,261
Short-term investments held as collateral for loaned securities with yields ranging from
5.27% to 5.44% and due dates ranging from August 1, 2006 to August 23, 2006 (d)			$2,682,203	2,681,280

Total short-term investments (cost $30,305,541)				$30,305,541

TOTAL INVESTMENTS
Total investments (cost $662,140,735) (b)				$679,395,100

NOTES

(a) Percentages indicated are based on net assets of $668,150,398.

(b) The aggregate identified cost on a tax basis is $662,140,735, resulting in gross unrealized appreciation and depreciation of $43,506,282 and $25,251,917, respectively, or net unrealized appreciation of $17,254,365.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at July 31, 2006.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2006 was $6,748,538 or 1.0% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2006, the value of securities loaned amounted to $2,574,986. The fund received cash collateral of $2,681,280 which is pooled with collateral of other Putnam funds into 24 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $158,173 for the period ended July 31, 2006. During the period ended July 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $173,879,786 and $157,167,076, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at July 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Income-Growth Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006